Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 632	$ 654	$ 450
State	55	44	34
Foreign	592	357	751
Total current income tax provision	1,279	1,055	1,235
Deferred:
Federal	(157)	(147)	(23)
State	(12)	(1)	(3)
Foreign	(167)	58	(315)
Total deferred income tax provision	(336)	(90)	(341)
Total income tax provision	$ 943	$ 965	$ 894